UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	 March 31, 2009
Check here if Amendment	[ ];	Amendment Number:

This Amendment (Check only one,):			[  ] is a restatement
							[  ] adds new holdings entries

Institutional Investment Manager Filing this Repot:
				Name:			Eastover Capital Management
				Address:		4725 Piedmont Row Drive
							Suite 450
							Charlotte, NC  28210
				13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting manager:

Name:					Jayne P Holland
Title:					Executive Vice President
Phone:					704-336-6818
Signature,				Place,			and Date of Signing:
Jayne P. Holland			Charlotte, NC		January 8,2008
Report Type (Check only one.):
					[X]	13F HOLDING REPORT.
					[  ]	13F  NOTICE.
					[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	61 DATA RECORDS
Form 13F Information Table Value Total:	$60672 X1000

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC, Inc.                    Com              001055102      949    49010 SH       SOLE                    49010
AT&T Inc New                   Com              0206r1028     1469    58302 SH       SOLE                    58302
Abbott Laboratories            Com              002824100      454     9510 SH       SOLE                     9510
Air Products & Chemicals       Com              009158106     1118    19875 SH       SOLE                    19875
Allergan Inc                   Com              018490102      330     6900 SH       SOLE                     6900
Altria Group Inc               Com              02209s103      490    30611 SH       SOLE                    30611
Automatic Data Processing Inc  Com              053015103     1141    32449 SH       SOLE                    32449
BB&T Corporation               Com              054937107      401    23725 SH       SOLE                    23725
Bank of America Corp           Com              060505104      726   106413 SH       SOLE                   106413
Bank of NY Mellon Corp         Com              064058100     1070    37887 SH       SOLE                    37887
Chevron Corp                   Com              166764100     1915    28486 SH       SOLE                    28486
Chubb Corp                     Com              171232101     1160    27415 SH       SOLE                    27415
Cisco Systems                  Com              17275R102     1106    65962 SH       SOLE                    65962
Corning Inc                    Com              219350105     1038    78226 SH       SOLE                    78226
Costco Wholesale Corp          Com              22160k105      278     6000 SH       SOLE                     6000
Donaldson Co Inc               Com              257651109      215     8000 SH       SOLE                     8000
Eastover Trust Co              Com              999999998       75    15000 SH       SOLE                    15000
Ecolab Inc                     Com              278865100      208     6000 SH       SOLE                     6000
Electronic Arts                Com              285512109     1025    56347 SH       SOLE                    56347
Emerson Electric Co            Com              291011104      298    10425 SH       SOLE                    10425
Exxon Mobil Corp               Com              30231G102     2726    40033 SH       SOLE                    40033
Flowserve CP                   Com              34354P105     1184    21105 SH       SOLE                    21105
General Electric               Com              369604103      956    94601 SH       SOLE                    94601
Genzyme Corp                   Com              372917104     1325    22313 SH       SOLE                    22313
Gilead Sciences Inc            Com              375558103     1336    28848 SH       SOLE                    28848
Hewlett-Packard Co             Com              428236103     1266    39477 SH       SOLE                    39477
Home Depot Inc.                Com              437076102     1200    50930 SH       SOLE                    50930
Honeywell Inc.                 Com              438516106     1102    39546 SH       SOLE                    39546
Int'l Bus. Machines            Com              459200101      419     4325 SH       SOLE                     4325
Intel Corp                     Com              458140100     1359    90420 SH       SOLE                    90420
JPMorgan Chase & Co            Com              46625H100      258     9713 SH       SOLE                     9713
Johnson & Johnson              Com              478160104     2274    43237 SH       SOLE                    43237
Kohl's                         Com              500255104     1325    31318 SH       SOLE                    31318
L-3 Communications Holdings Cl Com              502424104      836    12332 SH       SOLE                    12332
Microsoft Corp                 Com              594918104     1435    78110 SH       SOLE                    78110
PNC Financial                  Com              693475105      604    20631 SH       SOLE                    20631
Patterson Companies Inc        Com              703395103      756    40091 SH       SOLE                    40091
Peabody Energy Corp            Com              704549104      496    19827 SH       SOLE                    19827
Pepsico Inc                    Com              713448108     1669    32428 SH       SOLE                    32428
Philip Morris Intl Inc         Com              718172109     1022    28732 SH       SOLE                    28732
Procter & Gamble               Com              742718109     1470    31222 SH       SOLE                    31222
Roper Industries Inc           Com              776696106      742    17480 SH       SOLE                    17480
Royal Bank of Canada           Com              780087102      566    19570 SH       SOLE                    19570
Schlumberger ltd               Com              806857108     1274    31358 SH       SOLE                    31358
Sherwin-Williams               Com              824348106      260     5000 SH       SOLE                     5000
Sysco Corp                     Com              871829107      863    37863 SH       SOLE                    37863
Target Corp                    Com              87612E106     1100    31992 SH       SOLE                    31992
Thermo Fisher Scientific Inc   Com              883556102     1309    36692 SH       SOLE                    36692
Unifi Inc                      Com              904677101       10    16082 SH       SOLE                    16082
Verizon Communications         Com              92343v104     1304    43166 SH       SOLE                    43166
Yadkin Valley Bk & Trust, Elki Com              984314104      220    29559 SH       SOLE                    29559
Zimmer Holdings Inc            Com              98956p102      919    25182 SH       SOLE                    25182
iShares Cohen & Steers REIT                     464287564      260     9383 SH       SOLE                     9383
iShares MSCI E.M.I.F.                           464287234      524    21130 SH       SOLE                    21130
iShares Russell 2000 Growth In                  464287648     1260    27407 SH       SOLE                    27407
iShares Russell 2000 Value Ind                  464287630     1009    25566 SH       SOLE                    25566
iShares Russell Mid-Cap Growth                  464287481     2174    72215 SH       SOLE                    72215
iShares Russell Mid-Cap Value                   464287473     1211    50562 SH       SOLE                    50562
iShares TR MSCI EAFE Index Fun                  464287465     4240   112808 SH       SOLE                   112808
Fidelity Spartan 500 Index Adv                  315912824      228 4121.224 SH       SOLE                 4121.224
Merrill Lynch Private Equity F                  554998948      710 1245.000 SH       SOLE                 1245.000